REVENUES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
REVENUES
Online marketing services		$ 569,045	¥ 3,950,886	¥ 3,283,423		¥ 1,339,250
Internet value-added services		72,158	500,991	395,312		400,671
Internet security services and others		16,243	112,773	95,142		118,261
Total	[1]	$ 657,446	¥ 4,564,650	¥ 3,773,877	[2]	¥ 1,858,182	[2]

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)